UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22436

EntrepreneurShares Series Trust
 (Exact name of registrant as specified in charter)

175 Federal Street, Suite 875
Boston, MA 02210
 (Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman
175 Federal Street, Suite 875
Boston, MA 02210
 (Name and address of agent for service)

617-273-8218
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period:  December 31, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report

December 31, 2015

EntrepreneurShares Global Fund
Entrepreneur U.S. All Cap Fund
Entrepreneur U.S. Large Cap Fund

Each a series of EntrepreneurShares Series Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

EntrepreneurShares Series Trust

February 17, 2016

Dear Shareholders:

We are pleased to report the results for the fiscal period July 1, 2015 through December 31, 2015.  During the second half of the 2015 calendar year, equity markets became very volatile leading to losses for each of our three mutual funds.  The Entrepreneur U.S. Large Cap Fund (the “U.S. Large Cap Fund”) lost -2.27%, the Entrepreneur U.S. All Cap Fund (the “U.S. All Cap Fund”) lost -10.30% and the EntrepreneurShares Global Fund (“the Global Fund”) lost -3.49%.  These results compare to the stated benchmarks of the S&P 500 Total Return Index 0.15%, Russell 2000 Total Return Index -8.75%, and MSCI The World Index -3.18%, respectively.

A number of factors contributed to these varying results.  On a macroeconomic level, the devaluation of Chinese currency and the increase in U.S. interest rates likely led to market uneasiness and a decline in global equities. The heaviest selloff among our portfolios occurred with U.S. smaller capitalization equities, though the performance was mixed among sectors.

The U.S. All Cap Fund had mixed results relative to the Russell 2000 benchmark.  While the Entrepreneur Energy sector underperformed the benchmark, much of it could be explained by the heavier weight in oil exploration companies within the sector (rather than oil refineries and marketers which actually generated a positive return). By contrast, the Information Technology (“IT”) sector within the U.S. All Cap Fund, led by NVIDIA Corp, Alphabet Inc., and Verisign, significantly outperformed benchmark technology companies by a margin of 4.23%.  Moreover, an intentional +4.5% overweight in the Consumer Discretionary sector helped the U.S. All Cap Fund, though it averaged a -10% vs -15% return relative to the benchmark.

The U.S. Large Cap Fund, led by strong performances in the Consumer Staples  sector from companies such as Brown-Forman Corp., Constellation Brands, Inc. and Monster Beverage Corp., outperformed the S&P 500 benchmark by 1.5%. By contrast, significant underperformance in the Energy sector (especially oil exploration companies such as Kinder Morgan and Devon Energy Corp.) caused the Entrepreneurs to underperform the benchmark in this category by -40% vs -17%, respectively.

The Global Fund had the strongest performance relative to all the Funds and relative to its MSCI The World Index benchmark.  For the 6 months ended 12/31/2015, the Global Fund generated -3.49% vs -3.18%.  The Global Fund benefited from strong performance in its (intentional) overweight sectors, Consumer Discretionary and Industrials.  Consumer Discretionary securities (8.6% sector overweight) yielded -0.7% vs -1.4% for the benchmark and Industrials (4.6% overweight) generated a return of +0.63% vs -3.28% return for the benchmark.  Overall, the strongest performer was Park24 Co, which generated a return of +45%.  However, this performance was offset by names within the Materials and Energy sectors including fracking company Hi-Crush Partners LP which lost -80% during the period.  For the period, Energy sector Entrepreneur companies underperformed Energy sector benchmark companies -22% vs -18%.  However, given the relative low weight of the Entrepreneur Energy sector within the Global Fund (1.5% vs 6.6% for benchmark), it actually helped relative performance.

Throughout the period, we rebalanced and diversified our portfolios in order to manage sector risk exposure and showcase our entrepreneurial securities. We continue to invest in data, technology, and operational support in order to manage our portfolios in the most efficient manner possible for our clients.

The EntrepreneurShares Global Fund, the Entrepreneur U.S. All Cap Fund, and the Entrepreneur U.S. Large Cap Fund (each a “Fund”, together the “Funds”) tend to move in a consistent pattern relative to overall markets. Should the financial markets decline, our three Funds will likely follow this pattern. As of the timing of this letter (February 2016), global markets are experiencing above average volatility.  We remain optimistic that the tumult will eventually fade and then return to long-term market appreciation.  As with any strong market retraction, our enthusiasm and trepidation for future Fund performance rests with the direction of the overall market. We remain cautiously optimistic that global equities will soon stabilize and are preparing our portfolios for an improved finish to 2016. In particular, we believe that global equities offer an attractive alternative to fixed income securities and cash equivalent investments.

EntrepreneurShares Series Trust

As an overall commentary, we continue to have confidence that savvy entrepreneurial managers will find a way to grow their businesses in good market conditions and survive in difficult ones. Entrepreneurs have economic and non-economic incentive to grow profits and generate stock appreciation for themselves and other shareholders. This policy has held true in prior years and should remain true in the months and years ahead.

We look forward to sharing more updates with you in the future and assisting you with your portfolio management. Thank you again for your support of our investment strategies.

Joel Shulman Ph.D., CFA
Chief Investment Officer
EntrepreneurShares

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-271-8811 or visiting www.ershares.com.

Investors should consider carefully the investment objectives, risks, and charges and expenses before investing. For a full prospectus which contains this and other information about the funds offered by EntrepreneurShares, call 1-877-271-8811.

Please read the full prospectus carefully before investing. Distributed by Rafferty Capital Markets, LLC.

The EntrepreneurShares Global Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Entrepreneur U.S. All Cap Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Entrepreneur U.S. Large Cap Fund is exposed to common stock risk. Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Additional risks are detailed in the prospectus.

The MSCI The World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Russell 3000 Total Return Index measures performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell 2000 Total Return Index is a subset of the Russell 3000 Total Return Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The S&P 500 Total Return Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Returns assume the reinvestments of all dividends.

Diversification does not guarantee a profit or assure against a loss.

EntrepreneurShares Series Trust

Top Ten Holdings as of December 31, 2015 (Unaudited)

The Global Fund

Issuer	% of Net Assets
Airgas, Inc.	2.29%
VeriSign, Inc.	2.13%
Teleperformance	2.06%
Cimpress NV	2.01%
WestJet Airlines Ltd.	1.93%
Regus plc	1.93%
Flight Centre Travel Group Ltd.	1.91%
Myriad Genetics, Inc.	1.89%
Park24 Co. Ltd.	1.88%
SuperGroup plc	1.87%

The U.S. All Cap Fund

Issuer	% of Net Assets
The Cheesecake Factory, Inc.	1.32%
Home BancShares, Inc.	0.99%
Tile Shop Holdings	0.89%
Masimo Corp.	0.89%
Diplomat Pharmacy, Inc.	0.87%
Resources Connection, Inc.	0.83%
LHC Group, Inc	0.82%
ITC Holdings Corp.	0.81%
The Boston Beer Co., Inc. – Class A	0.80%
First Industrial Realty Trust, Inc.	0.79%

The U.S. Large Cap Fund

Issuer	% of Net Assets
Alphabet, Inc. – Class C	2.30%
The Charles Schwab Corp.	2.13%
Gilead Sciences, Inc.	2.03%
FedEx Corp.	2.01%
Facebook, Inc. – Class A	1.96%
The Estee Lauder Companies, Inc. – Class A	1.96%
Apple, Inc.	1.95%
Constellation Brands, Inc. – Class A	1.91%
Costco Wholesale Corp.	1.88%
Oracle Corp.	1.88%

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

EntrepreneurShares Series Trust

ALLOCATION OF PORTFOLIO ASSETS
December 31, 2015 (Unaudited)

EntrepreneurShares Global Fund

SECTOR ALLOCATION
As a Percentage of Portfolio

Entrepreneur U.S. All Cap Fund

SECTOR ALLOCATION
As a Percentage of Portfolio

EntrepreneurShares Series Trust

ALLOCATION OF PORTFOLIO ASSETS (Continued)
December 31, 2015 (Unaudited)

Entrepreneur U.S. Large Cap Fund

SECTOR ALLOCATION
As a Percentage of Portfolio

EntrepreneurShares Series Trust

EXPENSE EXAMPLE
December 31, 2015 (Unaudited)

As a shareholder of the EntrepreneurShares Global Fund, the Entrepreneur U.S. All Cap Fund or the Entrepreneur U.S. Large Cap Fund (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees on shares held less than 5 business days; and (2) ongoing costs, including investment advisory fees and other expenses for the Funds, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 through December 31, 2015.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. To the extent that the Funds invest in other investment companies as part of their investment strategy, you will indirectly bear your proportional share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to expenses of the Funds. These expenses are not included in the following example. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemptions fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EntrepreneurShares Series Trust

EXPENSE EXAMPLE (Continued)
December 31, 2015 (Unaudited)

EntrepreneurShares Global Fund

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	July 1, 2015 –
	July 1, 2015	December 31, 2015	December 31, 2015
Institutional Class – Actual(2)	$1,000.00	$ 965.10	$8.40
Institutional Class – Hypothetical
(5% return before expenses)	$1,000.00	$1,016.59	$8.62

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.
(2)	Based on actual returns for the six-month period ended December 31, 2015 of (3.49)%.

Entrepreneur U.S. All Cap Fund

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	July 1, 2015 –
	July 1, 2015	December 31, 2015	December 31, 2015
Institutional Class – Actual(2)	$1,000.00	$ 897.00	$4.05
Institutional Class – Hypothetical
(5% return before expenses)	$1,000.00	$1,020.86	$4.32

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.
(2)	Based on actual returns for the six-month period ended December 31, 2015 of (10.30)%.

Entrepreneur U.S. Large Cap Fund

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	July 1, 2015 –
	July 1, 2015	December 31, 2015	December 31, 2015
Institutional Class – Actual(2)	$1,000.00	$ 977.30	$3.73
Institutional Class – Hypothetical
(5% return before expenses)	$1,000.00	$1,021.37	$3.81

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.
(2)	Based on actual returns for the six-month period ended December 31, 2015 of (2.27)%.

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Shares		Fair Value
	COMMON STOCKS – 96.72%

	Apparel & Textile Products – 0.79%
515	Under Armour, Inc. – Class A (a)	$41,514

	Asset Management – 1.54%
226	Partners Group Holding AG (b)	81,512

	Automotive – 1.02%
1,001	Linamar Corp. (b)	54,061

	Banking – 1.48%
1,926	Home BancShares, Inc.	78,042

	Biotechnology & Pharmaceutical – 7.81%
1,090	Galapagos NV (a)(b)	67,236
440	GW Pharmaceuticals plc – ADR (a)(b)	30,553
2,200	Hikma Pharmaceuticals plc (b)	74,627
462	Jazz Pharmaceuticals plc (a)(b)	64,939
1,140	Medivation, Inc. (a)	55,108
251	United Therapeutics Corp. (a)	39,309
636	USANA Health Sciences, Inc. (a)(b)	81,249
		413,021

	Chemicals – 2.29%
874	Airgas, Inc.	120,892

	Commercial Services – 3.90%
1,312	Cimpress NV (a)(b)	106,456
4,083	Park24 Co. Ltd. (b)	99,497
		205,953

	Consumer Products – 3.92%
741	The Hain Celestial Group, Inc. (a)	29,929
1,685	Inter Parfums, Inc. (b)	40,137
494	J&J Snack Foods Corp.	57,635
38,325	Wilmar International Ltd. (b)	79,466
		207,167

	Consumer Services – 1.55%
3,151	Service Corp. International	81,989

	Electrical Equipment – 1.71%
3,267	Renishaw plc (b)	90,545

	Gaming, Lodging & Restaurants – 5.14%
305	Panera Bread Co. – Class A (a)	59,408
1,078	Papa John’s International, Inc.	60,228
1,612	Starbucks Corp.	96,768
1,555	Texas Roadhouse, Inc.	55,622
		272,026

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2015 (Unaudited)

Shares		Fair Value

	Hardware – 1.84%
745	Nidec Corp. (b)	$54,774
1,444	Parrot SA (a)(b)	42,355
		97,129

	Health Care Facilities & Services – 2.48%
787	Molina Healthcare, Inc. (a)	47,323
6,742	NMC Health plc (b)	83,538
		130,861

	Institutional Financial Services – 1.87%
386	Intercontinental Exchange, Inc.	98,916

	Insurance – 2.93%
1,328	Aflac, Inc.	79,547
571	Berkshire Hathaway, Inc. – Class B (a)	75,395
		154,942

	Iron & Steel – 1.41%
4,179	Steel Dynamics, Inc.	74,679

	Media – 11.82%
121	Alphabet, Inc. – Class A (a)	94,139
2,200	COOKPAD, Inc. (b)	47,443
1,300	CyberAgent, Inc. (b)	54,403
1,361	JC Decaux SA (b)	52,212
7,350	Seek Ltd. (b)	82,374
1,296	Teleperformance (b)	109,154
1,291	VeriSign, Inc. (a)	112,782
4,606	Yandex NV – Class A (a)(b)	72,406
		624,913

	Medical Equipment & Devices – 4.66%
1,021	Coloplast A/S – Class B (b)	82,814
2,278	Globus Medical, Inc. – Class A (a)	63,374
2,320	Myriad Genetics, Inc. (a)	100,131
		246,319

	Metals & Mining – 0.31%
2,749	Hi-Crush Partners LP	16,274

	Oil, Gas & Coal – 1.14%
1,128	Helmerich & Payne, Inc.	60,404

	Passenger Transportation – 1.93%
6,944	WestJet Airlines Ltd. (b)	102,175

	Real Estate – 1.93%
20,755	Regus plc (b)	101,950

	Recreation Facilities & Services – 1.91%
3,476	Flight Centre Travel Group Ltd. (b)	101,040

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2015 (Unaudited)

Shares		Fair Value
	Retail – Consumer Staples – 5.77%
573	Costco Wholesale Corp.	$92,540
1,526	Dollarama, Inc. (b)	88,161
29,234	The Warehouse Group Ltd. (b)	53,385
2,124	Whole Foods Market, Inc.	71,154
		305,240

	Retail – Discretionary – 10.08%
1,634	Inditex SA (b)	56,274
1,218	Luxottica Group S.p.A – ADR (b)	78,999
584	MercadoLibre, Inc. (b)	66,774
470	Netflix, Inc. (a)	53,759
3,403	SM Investments Corp. (b)	62,484
4,083	SuperGroup plc (a)(b)	99,076
1,798	Ted Baker plc (b)	79,201
1,605	Urban Outfitters, Inc. (a)	36,514
		533,081

	Semiconductors – 2.70%
1,563	ARM Holdings plc – ADR (b)	70,710
810	IPG Photonics Corp. (a)	72,220
		142,930

	Software – 3.24%
1,330	Cerner Corp. (a)	80,026
1,293	Oracle Corp.	47,234
1,700	Transcosmos, Inc. (b)	44,128
		171,388

	Specialty Finance – 4.16%
2,393	Air Lease Corp. (b)	80,117
977	Capital One Financial Corp.	70,520
2,001	PRA Group, Inc. (a)	69,415
		220,052

	Technology Services – 1.11%
1,301	Syntel, Inc. (a)	58,870

	Transportation & Logistics – 2.42%
518	FedEx Corp.	77,177
3,690	Swift Transportation Co. (a)	50,996
		128,173

	Utilities – 1.86%
2,506	ITC Holdings Corp.	98,360

TOTAL COMMON STOCKS (Cost $4,292,059)		5,114,418

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2015 (Unaudited)

Shares		Fair Value
	MONEY MARKET FUNDS – 3.34%
176,459	First American Treasury Obligations Fund – Class Z, 0.11% (c)	$176,459
	TOTAL MONEY MARKET FUNDS (Cost $176,459)	176,459

	Total Investments (Cost $4,468,518) – 100.06%	5,290,877
	Liabilities in Excess of Other Assets – (0.06)%	(3,195)
	TOTAL NET ASSETS – 100.00%	$5,287,682

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Global security, as classified by the Fund’s Investment Advisor, in accordance to the definition in the Fund’s prospectus.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2015.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2015 (Unaudited)

Percent of Net
Country	Assets
United States	57.2%
United Kingdom	8.9%
Japan	5.7%
Canada	4.6%
France	3.8%
Australia	3.5%
United Arab Emirates	1.6%
Denmark	1.6%
Switzerland	1.5%
Singapore	1.5%
Italy	1.5%
Jordan	1.4%
Russia	1.4%
Belgium	1.3%
Argentina	1.3%
Philippines	1.2%
Spain	1.1%
New Zealand	1.0%
100.1%

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2015 (Unaudited)

Shares		Fair Value
	COMMON STOCKS – 94.99%

	Aerospace & Defense – 1.59%
10,016	HEICO Corp.	$544,470
17,421	KLX, Inc. (a)	536,392
55,683	TASER International, Inc. (a)	962,759
		2,043,621

	Apparel & Textile Products – 1.46%
21,800	G-III Apparel Group Ltd. (a)	964,868
6,263	Under Armour, Inc. – Class A (a)	504,860
25,614	Vera Bradley, Inc. (a)	403,677
		1,873,405

	Asset Management – 1.16%
30,539	Cohen & Steers, Inc.	930,829
10,773	Westwood Holdings Group, Inc.	561,165
		1,491,994

	Automotive – 0.98%
29,962	Gentex Corp.	479,692
42,500	Metaldyne Performance Group, Inc.	779,450
		1,259,142

	Banking – 7.86%
20,741	1st Source Corp.	640,275
15,022	Bank of the Ozarks, Inc.	742,988
38,469	Fidelity Southern Corp.	858,243
3,059	First Citizens BancShares, Inc. – Class A	789,742
14,172	First Republic Bank	936,202
31,507	Home BancShares, Inc.	1,276,664
20,300	Independent Bank Group, Inc.	649,600
15,400	Pinnacle Financial Partners, Inc.	790,944
18,815	UMB Financial Corp.	875,838
20,858	United Bancshares, Inc.	771,538
27,449	Western Alliance Bancorp (a)	984,321
67,063	Wilshire Bancorp, Inc.	774,578
		10,090,933

	Biotechnology & Pharmaceutical – 7.39%
9,000	Acorda Therapeutics, Inc. (a)	385,020
21,944	Albany Molecular Research, Inc. (a)	435,588
2,173	Alexion Pharmaceuticals, Inc. (a)	414,500
45,105	ARIAD Pharmaceuticals, Inc. (a)	281,906
24,637	Emergent BioSolutions, Inc. (a)	985,726
10,345	FibroGen, Inc. (a)	315,212
5,987	Gilead Sciences, Inc.	605,825
4,613	Intra-Cellular Therapies, Inc. (a)	248,133
20,646	Ironwood Pharmaceuticals, Inc. – Class A (a)	239,287

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2015 (Unaudited)

Shares		Fair Value
3,700	Jazz Pharmaceuticals plc (a)	$520,072
11,662	Karyopharm Therapeutics, Inc. (a)	154,522
5,053	Kite Pharma, Inc. (a)	311,366
11,484	MacroGenics, Inc. (a)	355,660
10,260	Medivation, Inc. (a)	495,968
14,428	NewLink Genetics Corp. (a)	525,035
50,537	OPKO Health, Inc. (a)	507,897
847	Regeneron Pharmaceuticals, Inc. (a)	459,811
7,768	Sage Therapeutics, Inc. (a)	452,874
23,413	Sangamo BioSciences, Inc. (a)	213,761
6,820	TESARO, Inc. (a)	356,822
2,239	United Therapeutics Corp. (a)	350,650
6,854	USANA Health Sciences, Inc. (a)	875,599
		9,491,234

	Chemicals – 0.40%
45,111	Huntsman Corp.	512,912

	Commercial Services – 2.42%
20,650	Insperity, Inc.	994,297
43,000	LifeLock, Inc. (a)	617,050
27,129	National Research Corp. – Class A	435,149
65,243	Resources Connection, Inc.	1,066,071
		3,112,567

	Consumer Products – 3.75%
5,103	The Boston Beer Co., Inc. – Class A (a)	1,030,347
74,627	Boulder Brands, Inc. (a)	819,404
13,659	The Hain Celestial Group, Inc. (a)	551,687
28,373	Inter Parfums, Inc.	675,845
8,426	J&J Snack Foods Corp.	983,061
25,923	Seneca Foods Corp. – Class A (a)	751,249
		4,811,593

	Consumer Services – 1.03%
35,477	Carriage Services, Inc.	854,996
18,174	Service Corp. International	472,887
		1,327,883

	Containers & Packaging – 0.97%
6,800	AEP Industries, Inc. (a)	524,620
13,353	Silgan Holdings, Inc.	717,323
		1,241,943

	Distributors – Discretionary – 0.54%
30,793	PC Connection, Inc.	697,154

	Electrical Equipment – 0.50%
7,296	OSI Systems, Inc. (a)	646,863

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2015 (Unaudited)

Shares		Fair Value

	Engineering & Construction Services – 0.58%
38,888	Mistras Group, Inc. (a)	$742,372

	Gaming, Lodging & Restaurants – 4.08%
36,900	The Cheesecake Factory, Inc.	1,701,459
23,516	Diamond Resorts International, Inc. (a)	599,893
2,891	Panera Bread Co. – Class A (a)	563,109
12,226	Papa John’s International, Inc.	683,067
10,900	Shake Shack, Inc. – Class A (a)	431,640
8,236	Starbucks Corp.	494,407
21,528	Texas Roadhouse, Inc.	770,056
		5,243,631

	Hardware – 2.09%
19,511	NetScout Systems, Inc. (a)	598,988
24,929	Super Micro Computer, Inc. (a)	611,010
23,989	Ubiquiti Networks, Inc. (a)	760,211
11,682	ViaSat, Inc. (a)	712,719
		2,682,928

	Health Care Facilities & Services – 4.57%
32,768	Diplomat Pharmacy, Inc. (a)	1,121,321
23,320	LHC Group, Inc. (a)	1,056,163
13,496	Molina Healthcare, Inc. (a)	811,514
10,981	PAREXEL International Corp. (a)	748,026
68,735	Select Medical Holdings Corp.	818,634
4,360	Universal Health Services, Inc. – Class B	520,976
14,382	VCA, Inc. (a)	791,010
		5,867,644

	Home & Office Products – 2.31%
47,007	Century Communities, Inc. (a)	832,494
13,444	Mattress Firm Holding Corp. (a)	600,006
23,900	Meritage Homes Corp. (a)	812,361
63,733	PGT, Inc. (a)	725,919
		2,970,780

	Institutional Financial Services – 2.02%
15,366	Evercore Partners, Inc. – Class A	830,839
3,365	Intercontinental Exchange, Inc.	862,315
30,960	Moelis & Co. – Class A	903,413
		2,596,567

	Insurance – 5.12%
11,535	Aflac, Inc.	690,947
34,639	American Equity Investment Life Holding Co.	832,375
11,716	American Financial Group, Inc.	844,489
76,740	Citizens, Inc. (a)	570,178
9,705	HCI Group, Inc.	338,219

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2015 (Unaudited)

Shares		Fair Value
10,071	Loews Corp.	$386,726
17,163	National Interstate Corp.	458,252
8,958	The Navigators Group, Inc. (a)	768,507
80,257	RPX Corp. (a)	882,827
14,546	W.R. Berkley Corp.	796,394
		6,568,914

	Iron & Steel – 0.73%
52,140	Steel Dynamics, Inc.	931,742

	Machinery – 0.32%
17,800	Colfax Corp. (a)	415,630

	Media – 3.49%
711	Alphabet, Inc. – Class A (a)	553,165
42,553	Entercom Communications Corp. – Class A (a)	477,870
116,449	Entravision Communications Corp. – Class A	897,822
2,634	Facebook, Inc. – Class A (a)	275,675
26,833	HealthStream, Inc. (a)	590,326
14,663	Nexstar Broadcasting Group, Inc. – Class A	860,718
10,457	Shutterstock, Inc. (a)	338,179
5,606	VeriSign, Inc. (a)	489,740
		4,483,495

	Medical Equipment & Devices – 4.26%
39,872	Bruker Corp. (a)	967,693
5,664	Cepheid, Inc. (a)	206,906
30,809	Globus Medical, Inc. – Class A (a)	857,106
14,821	LDR Holding Corp. (a)	372,155
27,527	Masimo Corp. (a)	1,142,646
20,652	Natus Medical, Inc. (a)	992,329
27,159	Vascular Solutions, Inc. (a)	933,998
		5,472,833

	Metals & Mining – 0.67%
68,095	Ferroglobe plc	732,021
22,321	Hi-Crush Partners LP	132,141
		864,162

	Oil, Gas & Coal – 1.74%
29,300	Alon USA Energy, Inc.	434,812
12,700	Clayton Williams Energy, Inc. (a)	375,539
161,038	Northern Oil and Gas, Inc. (a)	621,607
10,800	Western Refining, Inc.	384,696
11,000	World Fuel Services Corp.	423,060
		2,239,714

	Real Estate – 0.49%
21,483	Marcus & Millichap, Inc. (a)	626,015

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2015 (Unaudited)

Shares		Fair Value

	Renewable Energy – 0.61%
125,959	Ameresco, Inc. – Class A (a)	$787,244

	Retail – Consumer Staples – 1.11%
5,713	Costco Wholesale Corp.	922,649
14,960	Whole Foods Market, Inc.	501,160
		1,423,809

	Retail – Discretionary – 5.17%
83,500	1-800-Flowers.com, Inc. – Class A (a)	607,880
1,068	Amazon.com, Inc. (a)	721,851
25,577	Barnes & Noble Education, Inc. (a)	254,491
17,594	Blue Nile, Inc. (a)	653,265
18,737	Copart, Inc. (a)	712,193
18,166	Dick’s Sporting Goods, Inc.	642,168
28,058	Guess?, Inc.	529,735
5,130	L Brands, Inc.	491,557
38,520	Sonic Automotive, Inc. – Class A	876,715
69,869	Tile Shop Holdings, Inc. (a)	1,145,852
		6,635,707

	Semiconductors – 4.08%
15,982	Ambarella, Inc. (a)	890,836
65,885	Amkor Technology, Inc. (a)	400,581
8,587	Cavium, Inc. (a)	564,252
39,337	Cypress Semiconductor Corp. (a)	385,896
5,480	IPG Photonics Corp. (a)	488,597
10,833	Microchip Technology, Inc.	504,168
11,490	Monolithic Power Systems, Inc.	732,028
15,392	NVIDIA Corp.	507,320
11,186	OmniVision Technologies, Inc. (a)	324,618
7,976	Universal Display Corp. (a)	434,213
		5,232,509

	Software – 5.73%
5,754	Akamai Technologies, Inc. (a)	302,833
11,202	Cerner Corp. (a)	674,024
10,662	Cvent, Inc. (a)	372,210
19,395	Envestnet, Inc. (a)	578,941
4,150	Intuit, Inc.	400,475
9,273	LogMeIn, Inc. (a)	622,218
9,555	Oracle Corp.	349,044
15,501	Paycom Software, Inc. (a)	583,303
11,027	PDF Solutions, Inc. (a)	119,533
15,226	Pegasystems, Inc.	418,715
11,815	Rackspace Hosting, Inc. (a)	299,156
19,447	Synchronoss Technologies, Inc. (a)	685,118

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2015 (Unaudited)

Shares		Fair Value
6,498	Tableau Software, Inc. – Class A (a)	$612,241
34,123	VASCO Data Security International, Inc. (a)	570,878
26,428	Veeva Systems, Inc. – Class A (a)	762,448
		7,351,137

	Specialty Finance – 6.63%
27,667	Air Lease Corp.	926,291
1,159	AMERCO	451,430
47,494	CAI International, Inc. (a)	478,739
8,357	Capital One Financial Corp.	603,208
4,135	Credit Acceptance Corp. (a)	884,973
10,471	Ellie Mae, Inc. (a)	630,668
11,299	Euronet Worldwide, Inc. (a)	818,387
42,092	Green Dot Corp. – Class A (a)	691,151
15,726	HFF, Inc. – Class A	488,607
6,950	LendingTree, Inc. (a)	620,496
23,785	Liberty Tax, Inc.	566,797
45,409	NewStar Financial, Inc. (a)	407,773
27,317	PRA Group, Inc. (a)	947,627
		8,516,147

	Technology Services – 3.66%
10,046	EPAM Systems, Inc. (a)	789,817
8,598	ExlService Holdings, Inc. (a)	386,308
6,700	Forrester Research, Inc.	190,816
11,522	ManTech International Corp. – Class A	348,425
16,905	Medidata Solutions, Inc. (a)	833,247
11,695	Morningstar, Inc.	940,395
17,529	NIC, Inc.	344,971
12,084	Syntel, Inc. (a)	546,801
7,783	Virtusa Corp. (a)	321,749
		4,702,529

	Telecommunications – 2.29%
22,000	Cogent Communications Holdings, Inc.	763,180
27,893	General Communication, Inc. – Class A (a)	551,724
50,776	IDT Corp. – Class B	592,048
8,948	j2 Global, Inc.	736,599
51,289	Vonage Holdings Corp. (a)	294,399
		2,937,950

	Transportation & Logistics – 1.76%
17,425	Echo Global Logistics, Inc. (a)	355,296
4,053	FedEx Corp.	603,856
8,958	Old Dominion Freight Lines, Inc. (a)	529,149
55,352	Swift Transportation Co. (a)	764,965
		2,253,266

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2015 (Unaudited)

	Utilities – 0.81%
26,469	ITC Holdings Corp.	$1,038,908

	Waste & Environmental Services & Equipment – 0.62%
18,946	Clean Harbors, Inc. (a)	789,101
	TOTAL COMMON STOCKS (Cost $121,048,384)	121,975,978

	REAL ESTATE INVESTMENT TRUSTS (REITs) – 4.19%
	Real Estate – 4.19%
23,873	American Assets Trust, Inc.	915,530
46,127	First Industrial Realty Trust, Inc.	1,020,790
23,353	The GEO Group, Inc.	675,135
34,437	Healthcare Realty Trust, Inc.	975,256
64,725	Medical Properties Trust, Inc.	744,985
48,914	Monmouth Real Estate Investment Corp.	511,640
24,984	RLJ Lodging Trust	540,404
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $6,066,402)	5,383,740

	MONEY MARKET FUNDS – 0.81%
1,038,443	Fidelity Institutional Money Market Funds – Class I, 0.28% (b)	1,038,443
	TOTAL MONEY MARKET FUNDS (Cost $1,038,443)	1,038,443

	Total Investments (Cost $128,153,229) – 99.99%	128,398,161
	Other Assets in Excess of Liabilities – 0.01%	13,668
	TOTAL NET ASSETS – 100.00%	$128,411,829

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCKS – 98.49%
	Apparel & Textile Products – 2.21%
12,300	Michael Kors Holdings, Ltd. (a)	$492,738
8,128	NIKE, Inc. – Class B	508,000
3,487	Ralph Lauren Corp.	388,731
5,323	Under Armour, Inc. – Class A (a)	429,087
		1,818,556

	Asset Management – 2.86%
1,755	BlackRock, Inc.	597,612
53,134	The Charles Schwab Corp.	1,749,703
		2,347,315

	Banking – 2.88%
9,790	M&T Bank Corp.	1,186,352
7,700	Signature Bank (a)	1,180,949
		2,367,301

	Biotechnology & Pharmaceutical – 7.84%
9,039	AbbVie, Inc.	535,471
4,967	Alexion Pharmaceuticals, Inc. (a)	947,455
16,500	Gilead Sciences, Inc.	1,669,635
9,100	Jazz Pharmaceuticals plc (a)	1,279,096
10,559	Mylan NV (a)	570,925
2,648	Regeneron Pharmaceuticals, Inc. (a)	1,437,520
		6,440,102

	Chemicals – 1.29%
8,167	Air Products and Chemicals, Inc.	1,062,608

	Commercial Services – 1.36%
12,270	Cintas Corp.	1,117,184

	Construction Materials – 0.77%
4,600	Martin Marietta Materials, Inc.	628,268

	Consumer Products – 8.23%
14,961	Brown-Forman Corp. – Class B	1,485,328
11,027	Constellation Brands, Inc. – Class A	1,570,686
18,226	The Estee Lauder Companies, Inc. – Class A	1,604,981
9,279	The JM Smucker Co.	1,144,472
6,357	Monster Beverage Corp. (a)	946,939
		6,752,406

	Distributors – Discretionary – 0.99%
20,000	Fastenal Co.	816,400

	Engineering & Construction Services – 0.91%
7,082	SBA Communications Corp. – Class A (a)	744,106

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2015 (Unaudited)

Shares		Fair Value
	Gaming, Lodging & Restaurants – 2.78%
2,500	Chipotle Mexican Grill, Inc. (a)	$1,199,625
17,978	Starbucks Corp.	1,079,219
		2,278,844

	Hardware – 3.78%
15,241	Apple, Inc.	1,604,268
11,100	Garmin, Ltd.	412,587
39,462	Juniper Networks, Inc.	1,089,151
		3,106,006

	Health Care Facilities & Services – 3.25%
12,096	UnitedHealth Group, Inc.	1,422,973
10,400	Universal Health Services, Inc. – Class B	1,242,696
		2,665,669

	Home & Office Products – 0.91%
3,967	Mohawk Industries, Inc. (a)	751,310

	Industrial Services – 0.89%
3,600	W.W. Grainger, Inc.	729,324

	Institutional Financial Services – 1.62%
3,340	The Goldman Sachs Group, Inc.	601,968
2,854	Intercontinental Exchange, Inc.	731,366
		1,333,334

	Insurance – 5.06%
24,017	Aflac, Inc.	1,438,618
13,893	American Financial Group, Inc.	1,001,408
4	Berkshire Hathaway, Inc. – Class A (a)	791,200
24,027	Loews Corp.	922,637
		4,153,863

	Media – 11.11%
263	Alphabet, Inc. – Class A (a)	204,617
2,492	Alphabet, Inc. – Class C (a)	1,891,129
14,371	Comcast Corp. – Class A	810,955
15,397	Facebook, Inc. – Class A (a)	1,611,450
964	The Priceline Group, Inc. (a)	1,229,052
35,207	Twenty-First Century Fox, Inc. – Class A	956,222
16,135	VeriSign, Inc. (a)	1,409,554
24,449	Viacom, Inc. – Class B	1,006,321
		9,119,300

	Medical Equipment & Devices – 4.43%
10,750	Danaher Corp.	998,460
21,500	ResMed, Inc.	1,154,335
11,013	Waters Corp. (a)	1,482,130
		3,634,925

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2015 (Unaudited)

Shares		Fair Value
	Oil, Gas & Coal – 4.98%
16,103	Devon Energy Corp.	$515,296
23,611	Helmerich & Payne, Inc.	1,264,369
41,100	Noble Energy, Inc.	1,353,423
9,100	Tesoro Corp.	958,867
		4,091,955

	Retail – Consumer Staples – 2.99%
9,570	Costco Wholesale Corp.	1,545,555
27,044	Whole Foods Market, Inc.	905,974
		2,451,529

	Retail – Discretionary – 5.65%
1,306	Amazon.com, Inc. (a)	882,712
13,487	Bed Bath & Beyond, Inc. (a)	650,748
11,134	Dick’s Sporting Goods, Inc.	393,587
10,211	L Brands, Inc.	978,418
3,610	Netflix, Inc. (a)	412,912
3,195	O’Reilly Automotive, Inc. (a)	809,677
22,430	Urban Outfitters, Inc. (a)	510,282
		4,638,336

	Semiconductors – 4.56%
17,800	Analog Devices, Inc.	984,696
11,000	IPG Photonics Corp. (a)	980,760
23,200	Linear Technology Corp.	985,304
23,957	NVIDIA Corp.	789,623
		3,740,383

	Software – 5.83%
27,726	Akamai Technologies, Inc. (a)	1,459,219
20,950	Cerner Corp. (a)	1,260,562
5,398	Intuit, Inc.	520,907
42,302	Oracle Corp.	1,545,292
		4,785,980

	Specialty Finance – 1.96%
1,225	AMERCO	477,137
15,660	Capital One Financial Corp.	1,130,339
		1,607,476

	Telecommunications – 0.89%
27,400	Zayo Group Holdings, Inc. (a)	728,566

	Transportation & Logistics – 3.45%
26,300	Expeditors International of Washington, Inc.	1,186,130
11,056	FedEx Corp.	1,647,233
		2,833,363

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2015 (Unaudited)

Shares		Fair Value
	Transportation Equipment – 1.29%
22,300	PACCAR, Inc.	$1,057,020

	Utilities – 3.72%
38,721	ITC Holdings Corp.	1,519,799
14,730	NextEra Energy, Inc.	1,530,300
		3,050,099

	TOTAL COMMON STOCKS (Cost $77,030,902)	80,851,528

	REAL ESTATE INVESTMENT TRUSTS (REITs) – 1.27%
	Real Estate – 1.27%
6,480	Equity Residential	528,703
5,132	Vornado Realty Trust	512,995
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,008,616)	1,041,698

	MONEY MARKET FUNDS – 0.22%
180,976	Fidelity Institutional Money Market Funds – Class I, 0.28% (b)	180,976
	TOTAL MONEY MARKET FUNDS (Cost $180,976)	180,976

	Total Investments (Cost $78,220,494) – 99.98%	82,074,202
	Other Assets in Excess of Liabilities – 0.02%	16,302
	TOTAL NET ASSETS – 100.00%	$82,090,504

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of December 31, 2015.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015 (Unaudited)

	EntrepreneurShares	Entrepreneur	Entrepreneur
	Global	U.S. All Cap	U.S. Large Cap
	Fund	Fund	Fund
ASSETS:
Investments, at fair value(1)	$5,290,877	$128,398,161	$82,074,202
Cash	594	—	—
Dividends and interest receivable	7,464	111,755	38,444
Receivable for investments sold	—	—	497,141
Receivable from Fund shares sold	—	—	57,325
Receivable for Advisor expense reimbursement	952	—	—
Other assets	10,337	14,303	13,114
Total Assets	5,310,224	128,524,219	82,680,226

LIABILITIES:
Payable for investments purchased	—	—	504,071
Payable for Fund shares redeemed	—	—	19,041
Payable to Investment Advisor	—	72,650	38,636
Payable to Trustees	123	3,137	2,042
Other accrued expenses	22,419	36,603	25,932
Total Liabilities	22,542	112,390	589,722

NET ASSETS	$5,287,682	$128,411,829	$82,090,504

NET ASSETS CONSIST OF:
Capital stock	$5,244,735	$132,724,094	$78,605,445
Accumulated net investment income (loss)	(83,948)	54,587	(3,642)
Accumulated net realized loss on investments
and foreign currency transactions	(694,863)	(4,611,784)	(365,007)
Unrealized appreciation (depreciation) on:
Investments	822,359	244,932	3,853,708
Foreign currency translations	(601)	—	—
Net Assets	$5,287,682	$128,411,829	$82,090,504

NET ASSETS CONSIST OF:
Institutional Class
Net Assets	$5,287,682	$128,411,829	$82,090,504
Shares issued and outstanding	451,272	13,310,787	7,848,296
Net asset value, offering and redemption price per share(2)
(Unlimited shares of no par value authorized)	$11.72	$9.65	$10.46

(1) Cost of investments	$4,468,518	$128,153,229	$78,220,494

(2)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within five days of purchase.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015 (Unaudited)

	EntrepreneurShares	Entrepreneur	Entrepreneur
	Global	U.S. All Cap	U.S. Large Cap
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income*	$25,269	$625,888	$598,513
Interest income	8	2,200	774
Total investment income	25,277	628,088	599,287

EXPENSES:
Investment advisory fees	33,626	506,030	269,858
Custody fees	13,891	3,323	2,304
Transfer agent fees and expenses	11,404	13,922	14,008
Professional fees	9,114	17,661	9,319
Federal and state registration fees	7,554	2,123	4,049
Fund accounting fees	5,268	28,490	16,081
Administration fees	2,241	25,458	15,569
Other fees	1,507	6,522	3,875
Printing and mailing fees	244	3,464	2,330
Trustee fees	244	6,212	3,852
Total expenses	85,093	613,205	341,245
Fees waived	(39,362)	(39,704)	(29,870)
Net expenses	45,731	573,501	311,375
NET INVESTMENT INCOME (LOSS)	(20,454)	54,587	287,912

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain (loss) on:
Investments	207,133	(4,380,091)	(282,940)
Foreign currency transactions	(1,143)	—	—
Change in unrealized depreciation on:
Investments	(379,528)	(10,451,806)	(1,876,397)
Foreign currency translations	(161)	—	—
Net loss on investments	(173,699)	(14,831,897)	(2,159,337)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(194,153)	$(14,777,310)	$(1,871,425)
*Net of foreign tax withheld of:	$1,221	$—	$—

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	December 31, 2015	June 30, 2015
	(Unaudited)
OPERATIONS:
Net investment loss	$(20,454)	$(114,796)
Net realized gain on investments and foreign currency transactions	205,990	2,706,569
Change in unrealized depreciation on investments and foreign
currency translations	(379,689)	(2,162,836)
Net increase (decrease) in net assets resulting from operations	(194,153)	428,937

CAPITAL SHARE TRANSACTIONS:
Institutional Class
Proceeds from shares sold	1,000	133,900
Proceeds from reinvestment of distributions	6,834	1,895,169
Payment for shares redeemed	(23,679)	(6,145,859)
Payment for shares redeemed from redemption-in-kind(1)	—	(12,869,830)
Net decrease in net assets from capital share transactions	(15,845)	(16,986,620)

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From ordinary income	(19,570)	—
From realized gains	—	(2,327,121)
Total distributions	(19,570)	(2,327,121)

DECREASE IN NET ASSETS	(229,568)	(18,884,804)

NET ASSETS:
Beginning of Period	5,517,250	24,402,054
End of Period*	$5,287,682	$5,517,250
* Including undistributed net investment loss of:	$(83,948)	$(43,924)

(1)	See Note 9 of the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended	Year Ended
	December 31, 2015	June 30, 2015
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$54,587	$(48,093)
Net realized gain (loss) on investments	(4,380,091)	8,276,600
Change in unrealized appreciation (depreciation) on investments	(10,451,806)	1,471,680
Net increase (decrease) in net assets resulting from operations	(14,777,310)	9,700,187

CAPITAL SHARE TRANSACTIONS:
Institutional Class
Proceeds from shares sold	69,175	15,500
Proceeds from reinvestment of distributions	7,654,636	60,861
Payment for shares redeemed	(1,500)	(16,096)
Net increase in net assets from capital share transactions	7,722,311	60,265

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From ordinary income	(19,256)	(60,866)
From realized gains	(7,635,967)	—
Total distributions	(7,655,223)	(60,866)

INCREASE (DECREASE) IN NET ASSETS	(14,710,222)	9,699,586

NET ASSETS:
Beginning of Period	143,122,051	133,422,465
End of Period*	$128,411,829	$143,122,051
* Including undistributed net investment income of:	$54,587	$19,256

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended	Year Ended
	December 31, 2015	June 30, 2015
	(Unaudited)
OPERATIONS:
Net investment income	$287,912	$288,519
Net realized loss on investments	(282,940)	(103,676)
Change in unrealized appreciation (depreciation) on investments	(1,876,397)	5,742,947
Net increase (decrease) in net assets resulting from operations	(1,871,425)	5,927,790

CAPITAL SHARE TRANSACTIONS:
Institutional Class
Proceeds from shares sold	1,277,748	2,301,089
Proceeds from reinvestment of distributions	505,604	50,450
Payment for shares redeemed	(293,895)	(248,963)
Net increase in net assets from capital share transactions	1,489,457	2,102,576

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From ordinary income	(508,011)	(50,453)
Total distributions	(508,011)	(50,453)

INCREASE (DECREASE) IN NET ASSETS	(889,979)	7,979,913

NET ASSETS:
Beginning of Period	82,980,483	75,000,570
End of Period*	$82,090,504	$82,980,483
* Including undistributed net investment income (loss) of:	$(3,642)	$216,457

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

FINANCIAL HIGHLIGHTS

			Year		Year	Year		Year		Period From
	Period Ended		Ended		Ended	Ended		Ended		November 11,
	December 31,		June 30,		June 30,	June 30,		June 30,		2010(1) to June 30,
	2015		2015		2014	2013		2012		2011
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$12.19		$13.19		$11.82	$10.15		$11.23		$10.00

Investment operations:
Net investment loss(2)	(0.05)		(0.08)		(0.03)	(0.02)		(0.01)		(0.04)
Net realized and unrealized
gains (losses) on investments	(0.38)		0.48		2.10	1.77		(1.06)		1.29
Total from
investment operations	(0.43)		0.40		2.07	1.75		(1.07)		1.25

Less distributions from:
Net investment income	(0.04)		—		—	—		—		(0.02)
Net realized capital gains	—		(1.40)		(0.70)	(0.08)		(0.01)		—
Return of capital	—		—		—	—		(0.00	)(3)	—
Total distributions	(0.04)		(1.40)		(0.70)	(0.08)		(0.01)		(0.02)
Net asset value, end of period	$11.72		$12.19		$13.19	$11.82		$10.15		$11.23
Total return(4)	-3.49	%(5)	3.49%		17.67%	17.33%		-9.55%		12.50	%(5)

Supplemental data and ratios:
Net assets, end of period (000’s)	$5,288		$5,517		$24,402	$22,552		$15,606		$16,309
Ratios to average net assets:
Expenses(6)	1.70	%(7)	1.70%		1.70%	1.71	%(8)	1.70%		1.70	%(7)(9)
Net investment loss(6)	(0.76	)%(7)	(0.63)%		(0.25)%	(0.21	)%(10)	(0.13)%		(0.60	)%(7)(9)
Portfolio turnover rate	25	%(5)	69	%(11)	64%	14%		19%		33	%(5)

(1)	The Fund commenced operations on November 11, 2010.
(2)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(3)	Amount is less than $0.01 per share.
(4)	Total return assumes reinvestment of dividends and would have been lower in the absence of fees waived.
(5)	Not annualized.
(6)
Net of fees waived of 1.46% for the period ended December 31, 2015 and 0.33%, 0.54%, 0.63%, 1.21% and 1.03% for the years ended June 30, 2015, June 30, 2014, June 30, 2013, June 30, 2012 and the period ended June 30, 2011, respectively.

(7)	Annualized.
(8)	Includes expenses related to the Retail Class that was merged into the Institutional Class on January 10, 2013. In the absence of these expenses, the ratio would have been 1.70%.
(9)	Including interest expense increases the ratio by 0.07%.
(10)	Includes income and expenses attributed to the Retail Class that was merged into the Institutional Class on January 10, 2013. In absence of these, the ratio would have been (0.20)%.
(11)	Includes the value of portfolio securities delivered as a result of an in-kind redemption.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

FINANCIAL HIGHLIGHTS (Continued)

					Period From
	Period Ended		Year Ended		December 17,
	December 31,		June 30,		2013(1) to June 30,
	2015		2015		2014
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$11.45		$10.68		$10.00

Investment operations:
Net investment income (loss)(2)	0.00	(3)	(0.00	)(3)	0.01
Net realized and unrealized gains (losses) on investments	(1.19)		0.77		0.68
Total from investment operations	(1.19)		0.77		0.69

Less distributions from:
Net investment income	(0.00	)(3)	(0.00	)(3)	(0.01)
Net realized capital gains	(0.61)		—		—
Total distributions	(0.61)		(0.00	)(3)	(0.01)
Net asset value, end of period	$9.65		$11.45		$10.68
Total return(4)	-10.30	%(5)	7.26%		6.85	%(5)

Supplemental data and ratios:
Net assets, end of period (000’s)	$128,412		$143,122		$133,422
Ratios to average net assets:
Expenses(6)	0.85	%(7)	0.85%		0.85	%(7)
Net investment income (loss)(6)	0.08	%(7)	(0.04)%		0.09	%(7)
Portfolio turnover rate	25	%(5)	107%		55	%(5)(8)

(1)	The Fund commenced operations on December 17, 2013
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Amount is less than $0.01 per share.
(4)	Total return assumes reinvestment of dividends and would have been lower in the absence of fees waived.
(5)	Not annualized.
(6)	Net of fees waived of 0.06% for the period ended December 31, 2015 and 0.04% and 0.12% for the year ended June 30, 2015 and the period ended June 30, 2014, respectively.
(7)	Annualized.
(8)	Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

FINANCIAL HIGHLIGHTS (Continued)

				Period From
	Period Ended		Year Ended	June 30,
	December 31,		June 30,	2014(1) to June 30,
	2015		2015	2014
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.77		$10.00	$10.00

Investment operations:
Net investment income(2)	0.04		0.04	—
Net realized and unrealized gains (losses) on investments	(0.28)		0.74	(0.00	)(3)
Total from investment operations	(0.24)		0.78	—

Less distributions from:
Net investment income	(0.07)		(0.01)	—
Total distributions	(0.07)		(0.01)	—
Net asset value, end of period	$10.46		$10.77	$10.00
Total return(4)	-2.27	%(5)	7.77%	0.00	%(5)

Supplemental data and ratios:
Net assets, end of period (000’s)	$82,091		$82,980	$75,001
Ratios to average net assets:
Expenses(6)	0.75	%(7)	0.75%	0.00	%(5)(8)
Net investment income(6)	0.69	%(7)	0.36%	0.00	%(5)(8)
Portfolio turnover rate	29	%(5)	90%	0	%(5)(9)

(1)	The Fund commenced operations on June 30, 2014
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Amount is less than $0.01 per share.
(4)	Total return assumes reinvestment of dividends and would have been lower in the absence of fees waived.
(5)	Not annualized.
(6)	Net of fees waived of 0.07% for the period ended December 31, 2015 and 0.08% and 0.01% for the year ended June 30, 2015 and the period ended June 30, 2014, respectively.
(7)	Annualized.
(8)	Amount is based on a one-day fiscal year and is not indicative of future Fund expenses or income.
(9)	Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (Unaudited)

1.	ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest.  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. EntrepreneurShares Global Fund (the “Global Fund”), the Entrepreneur U.S. All Cap Fund (the “U.S. All Cap Fund”) and the Entrepreneur U.S. Large Cap Fund (the “U.S. Large Cap Fund”) (separately a “Fund”,  or collectively, “the Funds”) are each classified as a “diversified” series, as defined in the 1940 Act.  The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies.  The Global Fund commenced operations on November 11, 2010.  The U.S. All Cap Fund commenced operations on December 17, 2013.  The U.S. Large Cap Fund commenced operations on June 30, 2014.

The investment objective of the Global Fund is long-term capital appreciation.  The Global Fund seeks to achieve its objective by investing in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Weston Capital Advisors, LLC, the Global Fund’s investment advisor.

The investment objective of the U.S. All Cap Fund is long-term capital appreciation.  The U.S. All Cap Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities of U.S. companies with market capitalization that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the U.S. All Cap Fund’s investment advisor.

The investment objective of the U.S. Large Cap Fund is long-term capital appreciation.  The U.S. Large Cap Fund seeks to achieve its objective by investing in equity securities of U.S. companies with market capitalizations that are above $5 billion at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the U.S. Large Cap Fund’s investment advisor.  Weston Capital Advisors, LLC and Capital Impact Advisors, LLC (together “Advisors”) are majority owned by Dr. Shulman.

Each Fund currently offers one share class, the Institutional Class.  Effective June 29, 2012 the Global Fund ceased offering its Class A shares to the public.  The remaining Class A shares were converted into Retail shares.  Effective January 10, 2013 the Global Fund ceased offering its Retail shares to the public.  The remaining Retail shares were converted into Institutional shares.  As described in the Prospectus, the Institutional Class shares do not have a 12b-1 fee.

2.	SUMMARY OF SIGNIFICANT ACCOUNT POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuations
The following is a summary of the Funds’ pricing procedures.  It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.  Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter (“OTC”) market.  Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments held with a remaining maturity of 60 days or less generally are valued at amortized cost, as the Board believes that this method of valuing short-term investments approximates fair value.  Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost.  There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security.  Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.  There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determines its NAV per share.

Securities that are not listed on an exchange are valued by the Fund’s investment advisor, under the supervision of the Board.  There is no single standard for determining the fair value of a security.  Rather, in determining the fair value of a security, the Fund’s investment advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Use of Estimates and Indemnifications
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements.  Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications.  The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

Federal Income Taxes
The Funds intend to continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended.  If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of their net investment income and net realized gains to shareholders.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the period ended December 31, 2015.  The Funds would recognize interest and penalties, if any, related to uncertain tax benefits in the Statements of Operations.  During the period ended December 31, 2015, the Funds did not incur any

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

interest or penalties.  As of December 31, 2015, open Federal tax years include the tax years ended June 30, 2013, 2014 and 2015 for the Global Fund and 2014 and 2015 for the U.S. All Cap Fund and U.S. Large Cap Fund.  The Funds have no examination in progress.

Fair Value Measurement

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date;

Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly.  These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:
Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Funds.  The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities.  Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2.  Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.  The tables below are a summary of the inputs used to value the Funds’ investments as of December 31, 2015.

Global Fund
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,114,418	$—	$—	$5,114,418
Money Market Funds	176,459	—	—	176,459
Total Investments	$5,290,877	$—	$—	$5,290,877

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

U.S. All Cap Fund
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$121,975,978	$—	$—	$121,975,978
Real Estate Investment Trusts	5,383,740	—	—	5,383,740
Money Market Funds	1,038,443	—	—	1,038,443
Total Investments	$128,398,161	$—	$—	$128,398,161

U.S. Large Cap Fund
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$80,851,528	$—	$—	$80,851,528
Real Estate Investment Trusts	1,041,698	—	—	1,041,698
Money Market Funds	180,976	—	—	180,976
Total Investments	$82,074,202	$—	$—	$82,074,202

*	For further information regarding security characteristics, please see the Schedules of Investments.

For the period ended December 31, 2015, the Funds had no transfers of securities between levels and no investments in derivate instruments. Transfers between levels are recognized at the end of the reporting period. The Funds did not have any Level 3 instruments at the beginning or end of the period.

Distribution to Shareholders
The Funds intend to continue to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually.  Distributions are recorded on the ex-dividend date.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

Foreign Currency Transactions
The Funds’ books and records are maintained in U.S. dollars.  Foreign currency denominated transactions (i.e. fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange.  The Funds isolate portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are reflected as net realized and unrealized gain or loss on foreign currency.

Investment Transactions and Investment Income
Investment transactions are recorded on the trade date.  Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.  Net realized gains or losses are determined using the best tax identification method.

3.	AGREEMENTS

Global Fund’s Investment Advisory Agreement
Weston Capital Advisors, LLC, a related party of the Global Fund, oversees the performance of the Global Fund and is responsible for overseeing the management of the investment portfolio of the Global Fund.  These services are provided under the terms of an investment advisory agreement between the Trust and Weston Capital Advisors, pursuant to which Weston Capital Advisors, LLC receives an annual advisory fee equal to 1.25% of the Global Fund’s average net assets.

Through November 1, 2016, the Advisor has agreed to waive and/or reimburse the Global Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the Global Fund to the amounts of 1.70% per annum of net assets attributable to such shares of the Global Fund.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

Weston Capital Advisors, LLC shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Global Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Global Fund is not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by Weston Capital Advisors, LLC.

Waived fees subject to recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
6/30/19	$ 39,362
6/30/18	$ 60,049
6/30/17	$133,223
6/30/16	$131,603

Sub-Advisory services are provided to the Global Fund, pursuant to an agreement between Weston Capital Advisors, LLC and EntrepreneurShares, LLC (the “Sub-Advisor”).  Under the terms of this sub-advisory agreement, Weston Capital Advisors, LLC, not the Global Fund, compensates the Sub-Advisor based on the Global Fund’s average net assets.  Certain officers of Weston Capital Advisors, LLC are also officers of the Sub-Advisor.  Dr. Shulman is a majority owner of both Weston Capital Advisors, LLC and the Sub-Advisor.

U.S. All Cap Fund and U.S. Large Cap Fund Investment Advisory Agreement
Capital Impact Advisors, LLC, a related party of the U.S. All Cap Fund and the U.S. Large Cap Fund, oversees the performance of the U.S. All Cap Fund and the U.S. Large Cap Fund and is responsible for overseeing the management of the investment portfolio of the U.S. All Cap Fund and the U.S. Large Cap Fund.  These services are provided under the terms of investment advisory agreements between the Trust and Capital Impact Advisors, LLC, pursuant to which Capital Impact Advisors, LLC receives an annual advisory fee equal to 0.75% of the U.S. All Cap Fund’s average net assets and 0.65% of the U.S. Large Cap Fund’s average net assets.

Through September 30, 2016 for the U.S. All Cap Fund and the U.S. Large Cap Fund, Capital Impact Advisors, LLC has agreed to waive and/or reimburse the U.S. All Cap Fund and the U.S. Large Cap Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the U.S. All Cap Fund to the amounts of 0.85% per annum of net assets attributable to such shares of the U.S. All Cap Fund and 0.75% per annum of net assets attributable to shares of the U.S. Large Cap Fund.  Capital Impact Advisors, LLC shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the U.S. All Cap Fund or the U.S. Large Cap Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the U.S. All Cap Fund and the U.S. Large Cap Fund are not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by Capital Impact Advisors, LLC.

Waived fees subject to recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
	U.S. All Cap Fund	U.S. Large Cap Fund
6/30/19	$39,704	$29,870
6/30/18	$58,334	$66,315
6/30/17	$83,817	$4,000

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

4.	DISTRIBUTION PLAN

The Trust has adopted distribution and service (Rule 12b-1) plans (the “Plan”) for the Funds’ Retail Class shares (not available for sale at this time) and Class A shares (not available for sale at this time), in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended.  The Plan allows the Funds to use up to 0.25% of the average daily net assets attributable to the relevant classes of Funds’ shares, to pay sales, distribution, and other fees for the sale of that share class and for services provided to holders of that class of shares.  Because these fees are paid out of the Funds’ assets, over time, these fees will increase the cost of an investment in Retail Class shares and Class A shares and may cost the shareholder more than paying other types of sales charges.  The Funds’ Institutional Class shares are not subject to any distribution and service (Rule 12b-1) fees.

5.	INCOME TAXES

The Funds plan to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid during the periods ended December 31, 2015 and June 30, 2015 was as follows:

	Ordinary	Long-Term
Global Fund	Income	Capital Gain	Total
December 31, 2015	$ 19,570	$ —	$ 19,570
June 30, 2015	$ 96,650	$2,230,471	$2,327,121

	Ordinary	Long-Term
U.S. All Cap Fund	Income	Capital Gain	Total
December 31, 2015	$ 19,256	$7,635,967	$7,655,223
June 30, 2015	$ 60,866	$ —	$ 60,866

	Ordinary	Long-Term
U.S. Large Cap Fund	Income	Capital Gain	Total
December 31, 2015	$508,011	$ —	$ 508,011
June 30, 2015	$ 50,453	$ —	$ 50,453

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gains to zero for the tax year ended June 30, 2015.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

As of June 30, 2015, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes are:

		U.S. All	U.S. Large
	Global Fund	Cap Fund	Cap Fund
Cost of investments	$4,335,108	$132,702,827	$77,286,273
Unrealized appreciation	1,380,340	18,454,127	7,544,202
Unrealized depreciation	(184,543)	(7,989,052)	(1,814,097)
Net unrealized appreciation	1,195,797	10,465,075	5,730,105
Undistributed ordinary income	—	19,256	216,457
Undistributed long-term capital gain	—	7,635,937	—
Distributable income	—	7,655,193	216,457
Other accumulated loss	(939,127)	—	(82,067)
Total accumulated gain	$256,670	$18,120,268	$5,864,495

The table above differs from the financial statements due to timing differences related to the deferral of losses due to wash sales, partnership interests and Passive Foreign Investment Companies.

As of June 30, 2015, the Funds had capital loss carry forwards which could be used to offset future gains of:

Capital Loss
	Carryover	Character
Global Fund	$—
U.S. All Cap Fund	$—
U.S. Large Cap Fund	$(37,081)	Short-term

As of June 30, 2015 the Funds had deferred qualified late year ordinary losses of:

Global Fund	$(42,288)
U.S. All Cap Fund	$—
U.S. Large Cap Fund	$—

As of June 30, 2015 the Funds had deferred qualified post October losses of:

Global Fund	$(896,399)
U.S. All Cap Fund	$—
U.S. Large Cap Fund	$(44,986)

6.	CAPITAL SHARE TRANSACTIONS

The Trust has authorized capital of unlimited shares of no par value which may be issued in more than one class or series.  Currently, the Trust consists of three series, the Funds. Transactions in shares of the Funds were as follows:

	Period Ended	Year Ended
	December 31, 2015	June 30, 2015
Global Fund
Institutional Class
Shares sold	83	10,867
Shares issued in reinvestment of distributions	591	162,397
Shares redeemed	(2,078)	(1,569,976)
Net decrease	(1,404)	(1,396,712)
Shares outstanding
Beginning of period	452,676	1,849,388
End of period	451,272	452,676

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

	Period Ended	Year Ended
	December 31, 2015	June 30, 2015
U.S. All Cap Fund
Institutional Class
Shares sold	6,444	1,467
Shares issued in reinvestment of distributions	804,904	5,538
Shares redeemed	(132)	(1,499)
Net increase	811,216	5,506
Shares outstanding
Beginning of period	12,499,571	12,494,065
End of period	13,310,787	12,499,571

	Period Ended	Year Ended
	December 31, 2015	June 30, 2015
U.S. Large Cap Fund
Institutional Class
Shares sold	121,763	223,355
Shares issued in reinvestment of distributions	48,945	4,782
Shares redeemed	(28,085)	(23,805)
Net increase	142,623	204,332
Shares outstanding
Beginning of period	7,705,673	7,501,341
End of period	7,848,296	7,705,673

7.	RELATED PARTIES

At December 31, 2015, certain officers of the Trust were also employees of the Advisors.  However, these officers were not compensated directly by the Funds.  Refer to Note 3 for more information.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2015, for the benefit of its shareholders, Pentegra Retirement Services and  National Financial Services, LLC respectively held 62.0% and 29.2% of the total Global Fund shares outstanding.  As of December 31, 2015, for the benefit of its shareholders, MAC & Co., an affiliate of the U.S. All Cap Fund, held 97.5% of the total U.S. All Cap Fund shares outstanding.  As of December 31, 2015, for the benefit of its shareholders, MAC & Co., an affiliate of the U.S. Large Cap Fund, held 96.2% of the total U.S. Large Cap Fund shares outstanding.

9.	INVESTMENT TRANSACTIONS

During the period ended December 31, 2015, the aggregate purchases and sales of securities (excluding in-kind transactions and short-term securities) were:

		U.S. All	U.S. Large
	Global Fund	Cap Fund	Cap Fund
Purchases:	$1,373,823	$34,960,052	$27,511,332
Sales:	$1,290,278	$32,881,530	$23,176,425

The Funds did not have any purchases or sales of U.S. Government Securities.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

Global Fund
Effective March 26, 2015, the Fund’s shareholders redeemed assets through an in-kind redemption. In the redemption transaction, the Fund transferred securities with a fair value of $12,869,830 to the redeeming shareholders. The redemption-in-kind is reflected in the Global Fund’s Statements of Changes in Net Assets.

10.	FOREIGN INVESTMENT RISK

The Global Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S.  The foreign markets in which the Global Fund invests in are sometimes open on days when the New York Stock Exchange (“NYSE”) is not open and the Global Fund does not calculate its net asset value (“NAV”), and sometimes are not open on days when the NYSE is open and the Global Fund does calculate its NAV.  Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time at which the Global Fund calculates its NAV.  That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time at which the Global Fund calculate its NAV.

Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks.  Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risk including less liquidity, high inflation rates, unfavorable economic practices and political instability.  The risks of foreign investments are typically greater in emerging and less developed markets.

11.	SUBSEQUENT EVENTS EVALUATION

In preparing the financial statements, Fund management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION
December 31, 2015 (Unaudited)

1.	RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS

The Board of Trustees of the Funds (“Board”), met on September 3, 2015 to review and consider continuation of the investment advisory agreements (the “Agreements”) for a one year period.  A summary of the material factors and conclusions that formed the basis for the approval by the Board and the Independent Trustees are discussed below.

Review Process and Materials Reviewed

Prior to the meeting on September 3, 2015, the Board received materials from the Advisors and Administrator including a Gartenberg Memo to the Board from the Advisors’ outside legal counsel, 15(c) analyses for each of the Funds prepared by U.S. Bancorp Fund Services, LLC (“USBFS”) and quarterly Board materials which included important information such as Fund and Fund benchmark indices returns and portfolio composition.  The Trustees evaluated all information available to them on a fund-by-fund basis, and their deliberations were made separately in respect of each Fund.  The Board reviewed the process followed by USBFS in comprising each peer group using data provided by Morningstar, Inc. (“Morningstar”).  The Board considered the limitations with such a process, including that the categorization determined by Morningstar may or may not correlate with a Fund’s prospectus.  The Board noted that the historical data used in the 15(c) analyses was as of the reporting period ended June 30, 2015, and that as of that date, the Global Fund, U.S. All Cap Fund, and U.S. Large Cap Fund had approximately $5.3, $132.2, and $80.0 million in net assets, respectively.  The Board observed that for the fiscal year ended June 30, 2015, the Advisors contractually waived their advisory fees and reimbursed the Funds approximately $184,698, which made up the difference between the gross and net expense ratios shown in the 15(c) analyses, and were to reduce the expense ratios to the contractually agreed waiver for the Global Fund, U.S. All Cap Fund, and U.S. Large Cap Fund of 1.70%, 0.85%, and 0.75%, respectively.

Global Fund

The Advisors explained that Morningstar categorized the Global Fund as a Mid-Cap Growth Fund, but the Advisors disagreed with Morningstar’s categorization and believed that the Global Fund would be more appropriately categorized in Morningstar’s Foreign Small/Mid-Cap Growth Fund category.  The Advisors noted that due to this difference, and as done in the prior year, USBFS prepared two peer group comparisons for the Global Fund, one against the Mid-Cap Growth category, and another against the Foreign Small/Mid-Cap Growth category.  The Advisors asked that the Board consider both peer group analyses.

The Board referred to the Foreign Small/Mid-Cap Growth category analysis, noting that the category was limited to funds with assets from zero to $100 million, and due to a limited number of funds available, all of the ten funds available in the data category were used as peer funds.  The Board considered the economies of scale realized by larger peer funds while reviewing the expense ratio comparisons.  The Board reviewed the management fee, gross expense ratio and net expense ratio of the Global Fund and the Foreign Small/Mid-Cap Growth peer group.  The Board observed that the Global Fund’s three-year annualized return was 12.63%, the peer group’s average three-year annualized return was 11.83%, the entire Foreign Small/Mid-Cap category’s average three-year annualized return was 11.69%, and the MSCI The World Index’s three-year annualized return was 14.90%. The Board also observed that the Global Fund’s one-year annualized return was 3.49%, the peer group’s average one-year annualized return was -2.50%, the entire Foreign Small/Mid-Cap category’s average one-year annualized return was -3.25%, and the MSCI The World Index’s one-year annualized return was 1.97%.

The Board referred to the Mid-Cap Growth category analysis, noting that the category was limited to funds with assets from zero to $50 million, and the 11 peer funds selected had assets between $4 and $15 million and returns of at least three years.  The Board reviewed the management fee, gross expense ratio and net expense ratio of the Global Fund and the Mid-Cap Growth peer group.  The Board observed that the Global Fund’s three-year annualized return was 12.63%, the peer group’s average three-year annualized return was 16.21%, the entire Mid-Cap Growth category’s average three-year annualized return was 16.50%, and the MSCI The World Index’s three-year annualized return was 14.90%.  The Board also observed that the Global Fund’s one-year annualized return was 3.49%, the peer group’s average one-year annualized return was 7.82%, the entire Mid-Cap Growth category’s average one-year annualized return was 7.96%, and the MSCI The World Index’s one-year annualized return was 1.97%.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2015 (Unaudited)

U.S. All Cap Fund

The Board discussed Morningstar’s classification of the U.S. All Cap Fund as a Mid-Cap Growth Fund. The Board referred to the Mid-Cap Growth category analysis, noting that the category was limited to funds with assets from $25 to $250 million, and the 15 peer funds selected had assets between $100 to $150 million.  The Board observed that the U.S. All Cap Fund’s one-year annualized return was 7.26%, the peer group’s average one-year annualized return was 7.28%, the entire Mid-Cap Growth category’s average one-year annualized return was 7.35%, and the Russell 2000 Total Return Index’s one-year annualized return was 6.49%.  The Board reviewed the management fee, gross expense ratio and net expense ratio of the U.S. All Cap Fund and Mid-Cap Growth peer group.

U.S. Large Cap Fund

The Board discussed Morningstar’s classification of the U.S. Large Cap Fund as a Large Cap Growth Fund. The Board referred to the Large Cap Growth category analysis, noting that the category was limited to funds with assets from $25 to $150 million, and the 18 peer funds selected had assets between  $70 and $90 million  The Board observed that the U.S. Large Cap Fund’s one-year annualized return was 7.77%, the peer group’s average one-year annualized return was 8.46%, the entire Large Cap Growth category’s average one-year annualized return was 9.74%, and the S&P 500 Total Return Index’s average one-year annualized return was 7.42%.  The Board reviewed the management fee, gross expense ratio, and net expense ratio of the U.S. Large Cap Fund and Large Cap Growth peer group.

Conclusion

The Advisors answered questions from the Board related to the 15(c) analyses, performance, the expense ratios, expense caps, economies of scale and profitability of the Advisors.  The Board also considered the efforts the Advisors have made to market the Funds and the expenses to comply with the legal and compliance requirements of the mutual funds.

The Board noted that the Global Fund’s returns were favorable against the Foreign Small/Mid-Cap Growth category, but trailed against the Mid-Cap Growth category, the U.S. All Cap Fund’s returns were in line with the Mid-Cap Growth category, and the U.S. Large Cap Fund’s returns trailed the Large Cap Growth category.  The Board also noted that the Global Fund’s returns trailed the MSCI The World Index’s three-year returns, but were favorable against the MSCI The World Index’s one-year returns, the U.S. All Cap Fund’s returns were favorable against the Russell 2000 Total Return Index’s returns, and the U.S. Large Cap Fund’s returns were favorable against S&P 500 Total Return Index’s returns.  The Board stated that they were satisfied with the performance of the Funds and the Advisors’ management of the Funds.

The Board’s review of the expense ratios versus the Morningstar categories displayed that the Global Fund’s ratios were above the average categories and the U.S. All Cap Fund and U.S. Large Cap Fund were below the average categories expense ratio.  The Board noted that the Global Fund’s small net assets did not allow it to achieve any economies of scale and were responsible for its above average expense ratio. The Board noted the significant waivers of advisory fees to lower the expense ratio.  The Board stated that they were satisfied with the Funds’ expense ratios and caps.

The Board weighed all of the factors presented to them in the Gartenberg Memo provided by the Advisors’ legal counsel, the Morningstar analyses of returns and expense ratios, the returns of the benchmark indices, and discussions with the Advisors during the Board meeting to consider the renewal of the Agreements.  Without paying particular weight to any one factor, the Board, including a majority of the independent trustees, determined the advisory fees were fair and reasonable for the services provided and it was in the best interest of shareholders to continue the Agreements for a one year period ending September 30, 2016.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2015 (Unaudited)

2.	SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS

Global Fund
For the year ended June 30, 2015, 77.09% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The Global Fund designates 100.00% of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

The Global Fund designates 0.00% of its ordinary income distributions as short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(c).

U.S. All Cap Fund
For the year ended June 30, 2015, 100.00% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The U.S. All Cap Fund designates 100.00% of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

The U.S. All Cap Fund designates 0.00% of its ordinary income distributions as short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(c).

U.S. Large Cap Fund
For the year ended June 30, 2015, 100.00% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The U.S. Large Cap Fund designates 100.00% of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

The U.S. Large Cap Fund designates 0.00% of its ordinary income distributions as short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(c).

3.	AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-877-271-8811.

4.	PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-877-271-8811.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-271-8811, or (2) on the SEC’s website at www.sec.gov.

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EntrepreneurShares Global Fund Investment Advisor
Weston Capital Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02210

EntrepreneurShares Global Fund Investment Sub-Advisor
EntrepreneurShares, LLC
175 Federal Street, Suite #875
Boston, MA 02210

Entrepreneur U.S. All Cap Fund and Entrepreneur U.S. Large Cap Fund Investment Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02210

Independent Public Accounting Firm
RSM US LLP
80 City Square
Boston, MA 02129

Custodian
U.S. Bank N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-877-271-8811.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EntrepreneurShares Series Trust

By (Signature and Title)*  /s/ Dr. Joel M. Shulman
   Dr. Joel M. Shulman, President

Date     March 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Dr. Joel M. Shulman
   Dr. Joel M. Shulman, President

Date     March 8, 2016

By (Signature and Title)* /s/ David Cragg
  David Cragg, Treasurer

Date     March 8, 2016

* Print the name and title of each signing officer under his or her signature.